Share-Based Compensation (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 01, 2018 shares	Dec. 15, 2017 shares	Jan. 18, 2019 shares	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2021 CNY (¥)
Share-Based Compensation (Details) [Line Items]
Share-based payment expenses				$ 1,865	¥ (10,631)	¥ 51,664
Reversal of share-based compensation (in Yuan Renminbi)					34,252
Share option vested description				The total fair value of share options vested as of August 31, 2019, 2020 and 2021 was RMB 32,276, RMB 32,851and RMB 43,341, respectively.
Unrecognized compensation expense (in Yuan Renminbi)					¥ 4,098	¥ 91,147	¥ 748
Weighted average vesting period				1 year	1 year 4 months 20 days
Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Post-vesting forfeiture rate				0.00%
Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Post-vesting forfeiture rate				15.00%
Class A Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Ordinary shares (in Shares) | shares	167,138	845,000	2,545,000
Vesting period	3 years		6 years
Leave of absence exceeds	90 years		90 years
Class A Ordinary Shares [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period		3 years
Class A Ordinary Shares [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period		5 years